Quarterly Report
March 31, 2023
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
VDV-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace & Defense – 2.4%
CACI International, Inc., “A” (a)	1,344	$398,200
KBR, Inc.	12,208	672,051
		$1,070,251
Apparel Manufacturers – 4.0%
Canada Goose Holdings, Inc. (a)(l)	21,528	$414,414
PVH Corp.	5,928	528,541
Skechers USA, Inc., “A” (a)	12,168	578,223
Under Amour, Inc., “C” (a)	29,683	253,196
		$1,774,374
Automotive – 3.1%
LKQ Corp.	10,198	$578,839
Methode Electronics, Inc.	10,171	446,303
Visteon Corp. (a)	2,176	341,262
		$1,366,404
Business Services – 2.5%
HireRight Holdings Corp. (a)	17,970	$190,662
TaskUs, Inc., “A” (a)	12,916	186,507
Thoughtworks Holding, Inc. (a)	33,019	243,020
TriNet Group, Inc. (a)	2,211	178,229
WNS (Holdings) Ltd., ADR (a)	3,161	294,510
		$1,092,928
Chemicals – 2.4%
Avient Corp.	13,606	$560,023
Element Solutions, Inc.	25,307	488,678
		$1,048,701
Computer Software – 2.2%
ACI Worldwide, Inc. (a)	18,299	$493,707
Dun & Bradstreet Holdings, Inc.	23,491	275,784
Everbridge, Inc. (a)	5,954	206,425
		$975,916
Computer Software - Systems – 1.4%
Softchoice Corp. (l)	22,585	$289,770
Verint Systems, Inc. (a)	8,337	310,470
		$600,240
Construction – 1.1%
Toll Brothers, Inc.	7,828	$469,915
Consumer Products – 2.5%
Helen of Troy Ltd. (a)	2,426	$230,882
Newell Brands, Inc.	25,538	317,693
Prestige Consumer Healthcare, Inc. (a)	8,913	558,221
		$1,106,796
Consumer Services – 1.7%
Bright Horizons Family Solutions, Inc. (a)	4,913	$378,252
Grand Canyon Education, Inc. (a)	3,429	390,563
		$768,815

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 2.9%
Ardagh Metal Packaging S.A.	61,158	$249,524
Graphic Packaging Holding Co.	14,475	368,968
Pactiv Evergreen, Inc.	7,636	61,088
Silgan Holdings, Inc.	10,833	581,407
		$1,260,987
Electrical Equipment – 4.4%
Berry Global, Inc.	11,879	$699,673
nVent Electric PLC	10,321	443,184
TriMas Corp.	16,286	453,728
Vertiv Holdings Co.	24,178	345,987
		$1,942,572
Electronics – 1.7%
Cohu, Inc. (a)	9,879	$379,255
Plexus Corp. (a)	4,016	391,841
		$771,096
Energy - Independent – 3.0%
CNX Resources Corp. (a)	31,343	$502,115
Magnolia Oil & Gas Corp., “A”	16,658	364,477
Viper Energy Partners LP	16,782	469,896
		$1,336,488
Food & Beverages – 2.4%
Hostess Brands, Inc. (a)	14,679	$365,214
Nomad Foods Ltd. (a)	36,498	683,972
		$1,049,186
Gaming & Lodging – 1.9%
International Game Technology PLC	31,041	$831,899
Insurance – 4.0%
CNO Financial Group, Inc.	16,942	$375,943
Everest Re Group Ltd.	1,047	374,847
Hanover Insurance Group, Inc.	3,099	398,222
Selective Insurance Group, Inc.	6,456	615,450
		$1,764,462
Leisure & Toys – 2.2%
Brunswick Corp.	4,307	$353,174
Funko, Inc., “A” (a)	16,630	156,821
Hasbro, Inc.	4,087	219,431
Hayward Holdings, Inc. (a)	22,001	257,852
		$987,278
Machinery & Tools – 4.8%
ESAB Corp.	7,140	$421,760
Flowserve Corp.	14,786	502,724
ITT, Inc.	2,962	255,620
Regal Rexnord Corp.	2,871	404,036
Timken Co.	6,357	519,494
		$2,103,634
Medical & Health Technology & Services – 2.4%
ICON PLC (a)	1,815	$387,666
Premier, Inc., “A”	13,614	440,685
Syneos Health, Inc. (a)	6,881	245,101
		$1,073,452

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.3%
Agiliti Health, Inc. (a)	12,830	$205,023
Envista Holdings Corp. (a)	12,178	497,837
Maravai Lifesciences Holdings, Inc., “A” (a)	13,767	192,876
Quidel Corp. (a)	4,281	381,394
Sotera Health Co. (a)	9,538	170,826
		$1,447,956
Metals & Mining – 1.2%
Arconic Corp. (a)	12,682	$332,649
Kaiser Aluminum Corp.	2,644	197,322
		$529,971
Natural Gas - Distribution – 2.2%
New Jersey Resources Corp.	9,202	$489,547
ONE Gas, Inc.	6,288	498,198
		$987,745
Natural Gas - Pipeline – 1.2%
Plains GP Holdings LP	40,592	$532,567
Oil Services – 2.7%
ChampionX Corp.	18,281	$495,963
Expro Group Holdings N.V. (a)	23,821	437,354
Helmerich & Payne	7,856	280,852
		$1,214,169
Other Banks & Diversified Financials – 15.5%
Air Lease Corp.	14,726	$579,763
Bank of Hawaii Corp.	6,567	342,009
Brookline Bancorp, Inc.	32,149	337,564
Cathay General Bancorp, Inc.	13,192	455,388
Columbia Banking System, Inc.	21,628	463,272
East West Bancorp, Inc.	7,640	424,020
Element Fleet Management Corp.	22,942	301,310
First Hawaiian, Inc.	15,740	324,716
First Interstate BancSystem, Inc.	13,854	413,680
Hanmi Financial Corp.	12,525	232,589
Pacific Premier Bancorp, Inc.	15,907	382,086
Prosperity Bancshares, Inc.	9,062	557,494
Sandy Spring Bancorp, Inc.	7,862	204,255
SLM Corp.	38,068	471,663
Texas Capital Bancshares, Inc. (a)	5,325	260,712
Textainer Group Holdings Ltd.	8,034	257,972
UMB Financial Corp.	2,840	163,925
United Community Bank, Inc.	7,780	218,774
Wintrust Financial Corp.	2,763	201,561
Zions Bancorp NA	8,050	240,936
		$6,833,689
Pharmaceuticals – 0.6%
Organon & Co.	10,868	$255,615
Real Estate – 7.2%
Brixmor Property Group, Inc., REIT	14,371	$309,264
Broadstone Net Lease, Inc., REIT	31,534	536,393
Cushman & Wakefield PLC (a)	17,955	189,246
Douglas Emmett, Inc., REIT	7,495	92,413
Empire State Realty Trust, REIT, “A”	48,836	316,946
LXP Industrial Trust, REIT	37,954	391,306

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
National Storage Affiliates Trust, REIT	9,889	$413,162
Phillips Edison & Co., REIT	18,961	618,508
Two Harbors Investment Corp., REIT	20,513	301,746
		$3,168,984
Restaurants – 1.0%
Jack in the Box, Inc.	4,921	$431,030
Specialty Chemicals – 1.8%
Axalta Coating Systems Ltd. (a)	16,413	$497,150
Quaker Chemical Corp.	1,532	303,259
		$800,409
Specialty Stores – 2.3%
Monro Muffler Brake, Inc.	6,736	$332,960
Urban Outfitters, Inc. (a)	14,948	414,359
Zumiez, Inc. (a)	14,390	265,352
		$1,012,671
Trucking – 2.7%
RXO, Inc. (a)	18,079	$355,072
Schneider National, Inc.	15,112	404,246
XPO Logistics, Inc. (a)	12,976	413,934
		$1,173,252
Utilities - Electric Power – 2.6%
Black Hills Corp.	9,041	$570,487
Portland General Electric Co.	11,981	585,751
		$1,156,238
Total Common Stocks		$42,939,690
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 4.56% (v)	1,223,496	$1,223,740
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.86% (j)	77,679	$77,679

Other Assets, Less Liabilities – (0.2)%		(110,187)
Net Assets – 100.0%		$44,130,922
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,223,740 and $43,017,369, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$42,939,690	$—	$—	$42,939,690
Mutual Funds	1,301,419	—	—	1,301,419
Total	$44,241,109	$—	$—	$44,241,109
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$512,710	$3,870,769	$3,160,075	$259	$77	$1,223,740
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,748	$—